Derivatives And Hedging Activities (Outstanding Derivative Balances) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other Current Assets [Member]
Derivatives And Hedging Activities [Line Items]
Gross Derivative Balance	$ 42	$ 48
Cash Collateral	16	36
Total Derivative Balances	48	59
Derivative Liability Offsetting Derivative Asset	(10)	(25)
Other Noncurrent Assets [Member]
Derivatives And Hedging Activities [Line Items]
Gross Derivative Balance	99	99
Cash Collateral	0	0
Total Derivative Balances	95	88
Derivative Liability Offsetting Derivative Asset	(4)	(11)
Other Current Liabilities [Member]
Derivatives And Hedging Activities [Line Items]
Gross Derivative Balance	(122)	(255)
Cash Collateral	69	115
Total Derivative Balances	(43)	(115)
Derivative Asset Offsetting Derivative Liability	10	25
Other Noncurrent Liabilities [Member]
Derivatives And Hedging Activities [Line Items]
Gross Derivative Balance	(110)	(221)
Cash Collateral	2	14
Total Derivative Balances	(104)	(196)
Derivative Asset Offsetting Derivative Liability	4	11
Gross Derivative Balance [Member]
Derivatives And Hedging Activities [Line Items]
Gross Derivative Balance	(91)	(329)
Netting [Member]
Derivatives And Hedging Activities [Line Items]
Netting	0	0
Cash Collatera [lMember]
Derivatives And Hedging Activities [Line Items]
Cash Collateral	87	165
Total Derivatve Balance [Member]
Derivatives And Hedging Activities [Line Items]
Total Derivative Balances	$ (4)	$ (164)